Related parties - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Share-based expense	€ 5,625	€ 3,586	€ 9,872	€ 4,695
Supervisory Board Directors
Disclosure of transactions between related parties [line items]
Compensation received for their services	107	94	216	192
Share-based expense	719	242	998	350
Management Board
Disclosure of transactions between related parties [line items]
Compensation received for their services	936	876	1,829	1,753
Share-based expense	€ 1,816	€ 1,624	€ 3,389	€ 2,271